Schedule of Rollforward of Stand-Ready Guarantee Liability and Financial Indemnification Liability (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance	$ 2,346,160	$ 2,732,279	$ 3,048,855
Change in credit benefit	(357,624)	(415,819)	(316,576)
Additions from loans originated during the period	4,212	29,700
Ending balance	1,992,748	2,346,160		$ 3,048,855
ASC 460 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance
Change in credit benefit			(177,917)
Ending balance			1,957,083
ASC 460 [Member] | Stand Ready Guarantee Liability [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance	1,601,138	1,774,166	1,957,083
Change in credit benefit	(167,750)	(183,042)	(182,917)
Additions from loans originated during the period	2,155	10,014
Ending balance	1,435,543	1,601,138		1,957,083
ASC 326 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance				1,393,131
Change in credit benefit				(1,393,131)
Ending balance			1,091,772
ASC 326 [Member] | Financial Indemnification Liability [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance	745,022	958,113	1,091,772
Change in credit benefit	(189,874)	(232,777)	$ (133,659)
Additions from loans originated during the period	2,057	19,686
Ending balance	$ 557,205	$ 745,022		$ 1,091,772